Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Opportunity Funds
Entity Central Index Key	0001111178
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
BNY Mellon Natural Resources Fund - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class A
Trading Symbol	DNLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Natural resource equities were volatile over the reporting period as central ban ks sta
  rted cutting interest rates and geopolitical tensions grew. Gold prices rose, pushing the Index higher.
  Positive contributors to relative returns included underweight exposure and stock selection in the integrated oil sector, and exposure to copper, uranium and gold in metals & mining and precious metals.
  Detractors included overweight exposure to energy services, as well as underweight exposure and stock selection in agriculture.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETU
RN
S (AS OF 9/30/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	-2.53%	16.97%	7.33%
without Sales Charge	3.42%	18.37%	7.96%
S&P 1500 ® Index (broad-based index) *	35.54%	15.59%	13.12%
S&P Global Natural Resources Index	7.65%	10.51%	5.71%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,413,000,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 9,893,699
Investment Company, Portfolio Turnover	103.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS O F 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,413	43	$ 9,893,699	103.94%

Holdings [Text Block]
Portfolio Holdings (as of
9
/
3
0/
24
)
Top Ten Holdings (Based
o
n
Net
A
ss
ets)
*
* Excludes m
oney
market funds or other short-term securities held for the investment of cash
and
cash collateral for securities loaned,
if
any.
Sector Allocation (Based
on
Net
A
s
sets
)

Largest Holdings [Text Block]	Top Ten Holdings (Based o n Net A ss ets) * * Excludes m oney market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Natural Resources Fund - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class C
Trading Symbol	DLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 190	1.87%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Natural resource equities were volatile over the reporting period as central banks started cutting interest rates and geopolitical tensions grew. Gold prices rose, pushing the Index higher.
  Positive contributors to relative returns included underweight exposure and stock selection in the integrated oil sector, and exposure to copper, uranium and gold in metals & mining and precious metals.
  Detractors included overweight exposure to energy services, as well as underweight exposure and stock selection in agriculture.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	1.81%	**	17.52%	7.19%
without Deferred Sales Charge	2.71%		17.52%	7.19%
S&P 1500 ® Index (broad-based index) *	35.54%		15.59%	13.12%
S&P Global Natural Resources Index	7.65%		10.51%	5.71%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,413,000,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 9,893,699
Investment Company, Portfolio Turnover	103.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,413	43	$ 9,893,699	103.94%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/
24
)
Top Ten Holdings (Based on Net
Assets
)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if
any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets ) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Natural Resources Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class I
Trading Symbol	DLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Natural resource equities were volatile over the reporting period as central banks started cutting interest rates and geopolitical tensions grew. Gold prices rose, pushing the Index higher.
  Positive contributors to relative returns included underweight exposure and stock selection in the integrated oil sector, and exposure to copper, uranium and gold in metals & mining and precious metals.
  Detractors included overweight exposure to energy services, as well as underweight exposure and stock selection in agriculture.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	3.71%	18.67%	8.25%
S&P 1500 ® Index (broad-based index) *	35.54%	15.59%	13.12%
S&P Global Natural Resources Index	7.65%	10.51%	5.71%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,413,000,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 9,893,699
Investment Company, Portfolio Turnover	103.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,413	43	$ 9,893,699	103.94%

Holdings [Text Block]
Portfolio Holdings (as of
9/30/24
)
Top Ten Holdings (Based on Net
Assets
)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets ) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Natural Resources Fund- Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class Y
Trading Symbol	DLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Natural resource equities were volatile over the reporting period as central banks started cutting interest rates and geopolitical tensions grew. Gold prices rose, pushing the Index higher.
  Positive contributors to relative returns included underweight exposure and stock selection in the integrated oil sector, and exposure to copper, uranium and gold in metals & mining and precious metals.
  Detractors included overweight exposure to energy services, as well as underweight exposure and stock selection in agriculture.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	3.80%	18.79%	8.35%
S&P 1500 ® Index (broad-based index) *	35.54%	15.59%	13.12%
S&P Global Natural Resources Index	7.65%	10.51%	5.71%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,413,000,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 9,893,699
Investment Company, Portfolio Turnover	103.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,413	43	$ 9,893,699	103.94%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.